Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets:
Net operating loss carryforwards	$ 181.6	$ 210.7
Sales incentive discounts	44.7	41.1
Inventory valuation reserves	24.5	18.4
Pensions and postretirement health care benefits	93.7	74.5
Warranty and other reserves	127.5	88.1
Other	26.2	33.6
Total gross deferred tax assets	498.2	466.4
Valuation allowance	145.8	262.5
Total net deferred tax assets	352.4	203.9
Deferred Tax Liabilities:
Tax over book depreciation and amortization	338.1	178.3
Other	27.7	32.0
Total deferred tax liabilities	365.8	210.3
Net deferred tax assets (liabilities)	(13.4)	(6.4)
Amounts recognized in Consolidated Balance Sheets:
Deferred tax assets - current	142.7	52.6
Deferred tax assets - noncurrent	37.6	58.0
Other current liabilities	1.4	13.1
Other noncurrent liabilities	192.3	103.9
Net deferred tax assets (liabilities)	$ (13.4)	$ (6.4)